Annual Total Returns[BarChart] - AST Emerging Markets Equity Portfolio - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(20.27%)	17.93%	0.22%	(4.68%)	(16.73%)	12.36%	26.38%	(14.05%)	13.35%	4.06%